Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Line Items]
Schedule of Fair Value Proportion Allocation	Based on the above, the fair value proportion allocation as of December 31, 2025 was as follows:
December 31, 2025
Equity component	286
2025 Warrants Liability	189
Total	475

Warrant [Member]
Shareholders’ Equity [Line Items]
Schedule of Valuation Assumptions

The following are the data and assumptions used:

	November 1, 2023	June 20, 2024
Dividend yield	0	0
Expected volatility (%)	128.44-184.22%	125.58-143.75%
Risk-free interest rate (%)	5.44-5.56%	4.70-5.37%
Contractual term of options (years)	0.03-1.11	0.39-1.98
Exercise price (US dollars)	10	10-16.25
Share price (US dollars)	2	1.75
Fair value (USD in thousands)	205	230

The assumptions used to perform the calculations are detailed below:

December 30, 2025
Expected volatility (%)	127.44% - 179.34%
Risk-free interest rate (%)	3.47% - 3.48%
Expected dividend yield	0.0%
Expected term (years)	0.316-2.417
Conversion price (U.S. dollars)	16.25
Underlying share price (U.S. dollars)	6.25
Fair value (U.S. dollars in thousands)	189